1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
STEPHEN H. BIER stephen.bier@dechert.com +1 212 698 3889 Direct +1 202 261 3092 Fax

December 20, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Harding, Loevner Funds, Inc. (the “Registrant”)
File Nos. 333-09341 and 811-07739
Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 37 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 39 to the Registration Statement under the Investment Company Act of 1940, as amended.

This filing is being made for the purpose of: (i) registering Institutional II Class Shares and (ii) filing required exhibits for the Institutional Emerging Markets Portfolio, a series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3889.

Very truly yours,

/s/ Stephen H. Bier

Stephen H. Bier

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